Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net (loss) income attributable to Deswell Industries, Inc.:
Net (loss) income attributable to Deswell Industries, Inc.	$ 8,232	$ 8,231	$ (1,320)
Basic weighted average common shares outstanding	15,929	15,915	15,914
Basic net income (loss) per share	$ 0.52	$ 0.52	$ (0.08)
Effect of dilutive securities - Options	206	132
Diluted weighted average common and potential common shares outstanding	16,135	16,047	15,914
Diluted net income (loss) per share	$ 0.51	$ 0.51	$ (0.08)